Issued Capital and Reserves - Summary of Ordinary Shares Issued and Fully Paid (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2019
Disclosure of classes of share capital [line items]
Face value per share	$ 0.00001	$ 0.00001	$ 0.00001			$ 0.00001
Total	$ 119	$ 136	$ 135
Total (Issuance of shares)		$ 1,223
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	4,929,262	4,832,781	4,823,645
Issuance of Shares	333,806	96,481	9,136
Face value per share	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Total	$ 53	$ 49	$ 48			$ 48
Total (Issuance of shares)	$ 4	$ 1	$ 0
Closing balance	5,263,068	4,929,262	4,832,781